SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Amount of options
Beginning balance	648,773
Granted	22,600
Exercised	197,667
Forfeited	12,854
Ending balance	460,852	648,773
Exercisable	390,954
Weighted average exercise price
Beginning balance	$ 62.09
Granted	162.24
Exercised	55.35
Forfeited	101.87
Ending balance	68.78	$ 62.09
Exercisable	$ 60.05
Weighted average remaining contractual term (in years)
Options outstanding	5 years 5 months 8 days	5 years 11 months 8 days
Exercisable	4 years 11 months 12 days
Aggregate intrinsic value
Options outstanding	$ 48,261	$ 64,555
Exercisable	$ 44,269